Events after reporting period (Details) $ / shares in Units, $ in Thousands	Mar. 13, 2023 USD ($)	Jan. 23, 2023 shares	Mar. 31, 2021 SFr / shares shares	Jan. 27, 2023 SFr / shares	Jan. 27, 2023 USD ($)	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 $ / shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares
Disclosure of detailed information about borrowings [line items]
Par value per share | (per share)			SFr 0.01			SFr 0.05	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
AKP Partnering Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Revenue	$ 3,520
Jefferies LLC | Major ordinary share transactions
Disclosure of detailed information about borrowings [line items]
Aggregate offering price					$ 125,000
Par value per share | SFr / shares				SFr 0.05
2021 Equity Incentive Plan
Disclosure of detailed information about borrowings [line items]
Increase in number of shares authorised (in shares) | shares		13,520,000	6,760,000